UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Global Opportunities Fund

	Shares	Value ($)
Common Stocks 99.1%
Australia 0.7%
Austal Ltd. (Cost $2,655,805)	1,390,211	2,958,048
Austria 1.2%
Intercell AG*	37,265	1,232,706
Wienerberger AG*	211,832	3,933,639

(Cost $3,623,483)		5,166,345
Bermuda 0.8%
Lazard Ltd. "A" (Cost $2,146,830)	87,700	3,379,958
Brazil 1.3%
Diagnosticos da America SA	107,100	3,285,157
Fleury SA*	241,300	2,494,927

(Cost $4,708,385)		5,780,084
Canada 1.0%
North American Palladium Ltd.*	515,000	1,756,150
SunOpta, Inc.*	893,000	2,598,630

(Cost $10,630,429)		4,354,780
Channel Islands 0.5%
Randgold Resources Ltd. (ADR) (a) (b) (Cost $2,009,539)	33,800	2,329,834
China 2.0%
Minth Group Ltd.	3,602,800	4,546,641
VanceInfo Technologies, Inc. (ADR)* (a)	251,500	4,031,545

(Cost $3,640,604)		8,578,186
Cyprus 0.7%
Prosafe Production Public Ltd.* (c)	566,700	1,141,804
Prosafe SE (c)	350,940	1,965,514

(Cost $4,773,141)		3,107,318
France 3.0%
Financiere Marc de Lacharriere SA	45,418	2,419,239
Flamel Technologies SA (ADR)* (a)	548,391	4,595,517
JC Decaux SA*	166,378	4,232,619
Meetic* (a)	64,897	1,803,717

(Cost $15,909,686)		13,051,092
Germany 6.0%
Fresenius Medical Care AG & Co. KGaA	250,496	12,719,072
M.A.X. Automation AG	770,816	2,958,032
Rational AG (a)	21,192	3,465,126
SGL Carbon SE* (a)	82,500	2,322,605
United Internet AG (Registered)* (a)	306,026	4,516,120

(Cost $12,546,004)		25,980,955
Gibraltar 0.6%
PartyGaming PLC* (Cost $2,451,305)	589,008	2,632,610
Greece 1.5%
Alpha Bank AE*	302,040	2,912,130
Hellenic Exchanges SA	182,075	1,931,162
Jumbo SA	169,737	1,780,269

(Cost $8,603,597)		6,623,561
Hong Kong 7.0%
Dah Sing Banking Group Ltd.*	1,633,800	2,181,925
Inspur International Ltd.	23,270,000	3,295,708
K Wah International Holdings Ltd.	6,827,000	2,233,121
Kingboard Chemical Holdings Ltd.	1,229,970	5,224,098
Midland Holdings Ltd.	7,346,407	6,149,349
REXLot Holdings Ltd. (d)	49,400,000	5,856,782
Tianneng Power International Ltd.	3,296,000	1,242,678
Wing Hang Bank Ltd.	515,700	4,347,426

(Cost $19,615,446)		30,531,087
Ireland 4.5%
Anglo Irish Bank Corp., Ltd.*	658,248	0
C&C Group PLC (e)	340,814	1,382,408
C&C Group PLC (e)	844,484	3,417,146
FBD Holdings PLC	75,000	623,905
ICON PLC (ADR)*	147,700	3,668,868
Norkom Group PLC*	842,024	1,776,213
Paddy Power PLC	135,313	4,480,441
Ryanair Holdings PLC*	927,586	4,297,332

(Cost $15,339,479)		19,646,313
Italy 0.9%
Prysmian SpA (Cost $3,700,831)	205,747	3,746,745
Japan 8.9%
DAI-ICHI SEIKO Co., Ltd.	85,500	3,769,176
Daiseki Co., Ltd. (a)	140,300	2,954,918
FP Corp.	43,600	2,100,596
Internet Initiative Japan, Inc. (a)	1,094	1,913,143
M3, Inc. (a)	749	2,464,761
Mazda Motor Corp.*	848,000	2,286,011
Megane Top Co., Ltd.	204,300	2,098,391
Nidec Corp.	68,800	6,744,275
Nippon Seiki Co., Ltd.	219,000	2,417,281
Nitori Co., Ltd.	33,000	2,500,785
Shinko Plantech Co., Ltd.	393,100	4,198,645
Sumitomo Realty & Development Co., Ltd.	154,000	2,727,575
Universal Entertainment Corp.*	190,900	2,356,126

(Cost $29,515,079)		38,531,683
Korea 1.5%
Korean Air Lines Co., Ltd.*	82,800	4,020,405
S&T Dynamics Co., Ltd.	198,960	2,370,553

(Cost $5,777,055)		6,390,958
Netherlands 3.8%
Chicago Bridge & Iron Co. NV (NY Registered Shares)* (a)	159,100	3,228,139
Koninklijke Vopak NV	54,374	4,062,997
QIAGEN NV* (a)	208,138	4,530,668
SBM Offshore NV	243,209	4,745,635

(Cost $9,941,940)		16,567,439
Singapore 0.9%
Venture Corp., Ltd. (Cost $2,350,539)	650,000	3,899,393
South Africa 0.5%
Northam Platinum Ltd. (Cost $2,374,626)	350,644	2,280,255
Spain 1.7%
Grifols SA	113,806	1,729,692
Tecnicas Reunidas SA	45,557	2,442,381
Telvent GIT SA	84,000	3,025,680

(Cost $6,718,311)		7,197,753
Switzerland 2.0%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	28,579	1,347,011
Nobel Biocare Holding AG (Registered)	109,159	3,202,168
Partners Group Holding AG	32,400	4,025,535

(Cost $5,768,579)		8,574,714
Taiwan 1.5%
Compal Electronics, Inc.	2,911,265	4,050,330
Nan Ya Printed Circuit Board Corp.	533,000	2,251,450

(Cost $4,789,957)		6,301,780
United Arab Emirates 0.6%
Lamprell PLC (Cost $2,679,988)	843,660	2,515,888
United Kingdom 7.6%
Aegis Group PLC	980,374	1,863,036
ARM Holdings PLC	1,837,605	5,613,263
Ashmore Group PLC	1,092,580	3,884,958
Babcock International Group PLC	461,653	4,115,582
ICAP PLC	235,596	1,383,491
John Wood Group PLC	471,778	2,546,986
Michael Page International PLC	806,750	4,950,199
Northgate PLC*	572,381	1,965,689
Rotork PLC	126,598	2,556,182
Serco Group PLC	492,510	3,910,173

(Cost $28,755,794)		32,789,559
United States 38.4%
Advance Auto Parts, Inc.	79,900	3,152,055
Aecom Technology Corp.*	156,887	4,231,242
Aeropostale, Inc.*	117,550	3,866,220
Affiliated Managers Group, Inc.* (a)	32,400	1,962,468
Allegheny Energy, Inc.	228,600	4,789,170
Alpha Natural Resources, Inc.*	97,600	3,963,536
American Eagle Outfitters, Inc.	153,500	2,439,115
Atlas Air Worldwide Holdings, Inc.*	107,700	3,949,359
BE Aerospace, Inc.*	157,700	3,537,211
BioMarin Pharmaceutical, Inc.* (a)	73,500	1,428,105
BPZ Resources, Inc.* (a) (f)	284,100	1,687,554
Cameron International Corp.*	50,000	1,883,000
Capella Education Co.* (a)	27,800	2,039,964
Carter's, Inc.*	174,600	4,515,156
Central European Distribution Corp.* (g)	101,700	3,259,485
Cliffs Natural Resources, Inc.	97,700	3,903,115
Commercial Metals Co. (a)	30,900	424,566
Darling International, Inc.*	267,400	2,083,046
Deckers Outdoor Corp.*	44,800	4,398,016
Diamond Foods, Inc.	108,400	3,893,728
Dresser-Rand Group, Inc.*	102,300	3,026,034
Edwards Lifesciences Corp.*	32,100	2,876,802
EXCO Resources, Inc.	175,026	3,069,956
FTI Consulting, Inc.* (a)	127,550	5,286,947
Genoptix, Inc.*	34,700	1,129,832
Green Mountain Coffee Roasters, Inc.* (a)	42,450	3,600,609
Harris Corp.	76,300	3,274,796
Itron, Inc.*	87,700	5,397,058
Jefferies Group, Inc.* (a)	171,000	4,367,340
Joy Global, Inc.	108,600	4,967,364
Lam Research Corp.*	59,100	1,950,891
Lexmark International, Inc. "A"* (a)	94,800	2,444,892
Life Technologies Corp.* (a)	92,200	4,583,262
Martin Marietta Materials, Inc. (a)	27,400	2,169,532
Merge Healthcare, Inc.*	383,857	998,028
Metabolix, Inc.* (a)	148,200	1,477,554
MiddleBrook Pharmaceuticals, Inc.* (a)	1,016,384	499,045
MSCI, Inc. "A"*	77,619	2,294,418
NIC, Inc.	163,600	1,387,328
NxStage Medical, Inc.*	404,200	3,278,062
Owens & Minor, Inc.	85,200	3,415,668
Owens-Illinois, Inc.*	98,500	2,681,170
Rovi Corp.*	75,900	2,191,233
Schawk, Inc.	99,200	1,277,696
Schweitzer-Mauduit International, Inc.	100,100	7,531,524
Somanetics Corp.*	188,000	2,979,800
Stericycle, Inc.* (a)	50,500	2,672,965
Thoratec Corp.* (a)	202,900	5,752,215
TiVo, Inc.*	206,600	1,863,532
Ultra Petroleum Corp.*	169,000	7,763,860
Urban Outfitters, Inc.* (a)	137,100	4,328,247
Vista Gold Corp.*	479,400	1,059,474
Waddell & Reed Financial, Inc. "A"	101,500	3,179,995

(Cost $121,995,424)		166,183,240

Total Common Stocks (Cost $333,021,856)		429,099,578
Rights 0.0%
Hong Kong
Hebei CoalChem Holdings Ltd., Expiration Date 1/10/2027* (Cost $0)	72,351	0
Participatory Note 0.6%
Indonesia
PT AKR Corporindo Tbk (issuer Merrill Lynch International & Co.), Expiration Date 11/6/2014* (Cost $2,411,716)	19,235,000	2,429,381
Securities Lending Collateral 15.6%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $67,520,407)	67,520,407	67,520,407
Cash Equivalents 0.3%
Central Cash Management Fund, 0.17% (h) (Cost $1,290,513)	1,290,513	1,290,513

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $404,244,492) †	115.6	500,339,879
Other Assets and Liabilities, Net (a)	(15.6)	(67,505,789)

Net Assets	100.0	432,834,090

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $408,227,057.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $92,112,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $128,480,060 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,367,238.

(a)
All or a portion of these securities were on loan amounting to $63,217,692. In addition, included in other assets and liabilities, net are pending sales, amounting to $970,425, that are also on loan.  The value of all securities loaned at January 31, 2010 amounted to $64,188,117 which is 14.8% of net assets.

(b)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(c)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(f)	Security is listed in country of domicile. Significant business activities of company are in Peru & Ecuador.
(g)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At January 31, 2010 the DWS Global Opportunities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	77,776,668	18.0%
Information Technology	72,980,023	16.9%
Consumer Discretionary	70,215,133	16.3%
Health Care	68,341,909	15.8%
Financials	50,003,996	11.6%
Energy	40,950,793	9.5%
Materials	26,236,216	6.1%
Consumer Staples	20,235,051	4.7%
Utilities	4,789,170	1.1%
Total	431,528,959	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$—	$2,958,048	$—	$2,958,048
Austria	—	5,166,345	—	5,166,345
Bermuda	3,379,958	—	—	3,379,958
Brazil	5,780,084	—	—	5,780,084
Canada	4,354,780	—	—	4,354,780
Channel Islands	2,329,834	—	—	2,329,834
China	4,031,545	4,546,641	—	8,578,186
Cyprus	—	3,107,318	—	3,107,318
France	4,595,517	8,455,575	—	13,051,092
Germany	—	25,980,955	—	25,980,955
Gibraltar	—	2,632,610	—	2,632,610
Greece	—	6,623,561	—	6,623,561
Hong Kong	—	30,531,087	0	30,531,087
Ireland	3,668,868	15,977,445	0	19,646,313
Italy	—	3,746,745	—	3,746,745
Japan	—	38,531,683	—	38,531,683
Korea	—	6,390,958	—	6,390,958
Netherlands	3,228,139	13,339,300	—	16,567,439
Singapore	—	3,899,393	—	3,899,393
South Africa	—	2,280,255	—	2,280,255
Spain	3,025,680	4,172,073	—	7,197,753
Switzerland	—	8,574,714	—	8,574,714
Taiwan	—	6,301,780	—	6,301,780
United Arab Emirates	—	2,515,888	—	2,515,888
United Kingdom	—	32,789,559	—	32,789,559
United States	166,183,240	—	—	166,183,240
Participatory Note	—	2,429,381	—	2,429,381
Short-Term Investments(j)	68,810,920	—	—	68,810,920
Total	$269,388,565	$230,951,314	$0	$500,339,879
(j) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
Level 3 Reconciliation	Hong Kong	Ireland	Total
Balance as of October 31, 2009	$—	$0	$0
Realized gains (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Amortization premium/discount	—	—	—
Net purchases (sales)	—	—	—
Net transfers in (out) of Level 3	—	—	—
Balance as of January 31, 2010	$0	$0	$0
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Opportunities Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010